UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  28-2858
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

                                         New York, NY             8/14/2000
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:            129
                                               -------------

Form 13F Information Table Value Total:       $ 145,026.80
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number                   Name

                         28-2948                  Jonas Gerstl
     --1----           -----------              --------------------------

                         28-2868                  Frederic Greenberg
     --2----           -----------              --------------------------

                         28-6826                  Julia Oliver
     --3----           -----------              --------------------------

                         28-5051                  EGS Management, L.L.C.
     --4----           -----------              --------------------------
                                                  EGS Partners, LLC
     --5----           -----------              --------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------- --------------- --------- -------- ---------------- ---------- -------- --------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- --------------- --------- -------- --- --- --- ---- ---------- -------- ---- ------ ----
ABIOMED INC               CS        003654100      171.1            5,564   OTHER    1,2,3,5        x
ABIOMED INC               CS        003654100    2,072.1           67,386   OTHER    1,2,3,4        x
ACUSON CORP               CS        005113105       73.6            5,450   OTHER    1,2,3,5        x
ACUSON CORP               CS        005113105    1,022.6           75,750   OTHER    1,2,3,4        x
AMERICAN EAGLE OUTF       CS        02553E106      168.0           12,000   OTHER    1,2,3,4        x
AEP INDS INC              CS        001031103      105.1            4,161   OTHER    1,2,3,5        x
AEP INDS INC              CS        001031103   17,507.5          693,366   OTHER    1,2,3,4        x
AETNA INC                 CS        008117103    1,476.3           23,000   OTHER    1,2,3,4        x
AMERICAN HOME PRODS CORP  CS        026609107      710.9           12,100   OTHER    1,2,3,4        x
AKORN INC                 CS        009728106      230.2           29,000   OTHER    1,2,3,5        x
ANNTAYLOR STORES CO       CS        036115103      231.9            7,000   OTHER    1,2,3,4        x
ALZA CORP                 CS        022615108    1,860.1           31,460   OTHER    1,2,3,4        x
ASRTAZENECA PLC           CS        046353108      930.0           20,000   OTHER    1,2,3,4        x
AZTAR CORP                CS        054802103      232.5           15,000   OTHER    1,2,3,4        x
BEST BUY INC              CS        086516101      569.3            9,000   OTHER    1,2,3,4        x
BIOCHEM PHARMA INC        CS        09058T108      142.8            5,800   OTHER    1,2,3,5        x
BIOCHEM PHARMA INC        CS        09058T108    1,017.0           41,300   OTHER    1,2,3,4        x
BARD C R  INC J           OC        067383109      115.5            2,400   OTHER    1,2,3,5        x
BARD C R  INC J           OC        067383109      847.3           17,600   OTHER    1,2,3,4        x
BROOKSTONE INC            CS        114537103       24.0            2,500   OTHER    1,2,3,5        x
BROOKSTONE INC            CS        114537103    2,961.6          308,713   OTHER    1,2,3,4        x
BRISTOL MYERS SQUIB       CS        110122108      436.9            7,500   OTHER    1,2,3,5        x
BARR LABS INC             CS        068306109      873.8           19,500   OTHER    1,2,3,4        x
CANDIES INC               CS        137409108      175.0          140,000   OTHER    1,2,3,4        x
CAVION TECHNOLOGIES       CS        149649105      396.7           38,700   OTHER    1,2,3,4        x
CARNIVAL CORP             CS        143658102      780.0           40,000   OTHER    1,2,3,4        x
CHIRON CORP               CS        170040109      171.0            3,600   OTHER    1,2,3,5        x
CHIRON CORP               CS        170040109    1,254.0           26,400   OTHER    1,2,3,4        x
CAREMARK RX INC           CS        141705103      204.4           30,000   OTHER    1,2,3,5        x
CAREMARK RX INC           CS        141705103      446.2           65,500   OTHER    1,2,3,4        x
CORVEL  CORP              CS        221006109    1,049.4           42,506   OTHER    1,2,3,5        x
CORVEL  CORP              CS        221006109    3,384.6          137,097   OTHER    1,2,3,4        x
CELL THERAPEUTICS         CS        150934107      385.9           12,600   OTHER    1,2,3,4        x
CROWN AMERICAN REAL      SH BEN INT 228186102      383.2           71,300   OTHER    1,2,3,4        x
CYBEAR INC                CS        23243P103       32.5           12,100   OTHER    1,2,3,4        x
DURA PHARMACEUTICAL       CS        26632S109      122.2            8,500   OTHER    1,2,3,5        x
DURA PHARMACEUTICAL       CS        26632S109      618.1           43,000   OTHER    1,2,3,4        x
HEARX LTD                 CS        422360107       43.9           11,900   OTHER    1,2,3,4        x
EQUITY MARKETING IN       CS        294724109      377.2           35,500   OTHER    1,2,3,4        x
ENCORE MED CORP           CS        29256E109       36.2           16,100   OTHER    1,2,3,5        x
ENCORE MED CORP           CS        29256E109       72.5           32,200   OTHER    1,2,3,4        x
ENCORE MED CORP           WT        29256E117       20.6           55,000   OTHER    1,2,3,4        x
EP MEDSYSTEMS INC         CS        26881P103      213.0           43,698   OTHER    1,2,3,5        x
EP MEDSYSTEMS INC         CS        26881P103    1,051.4          215,682   OTHER    1,2,3,4        x
EP MEDSYSTEMS INC         CS        26881P103    5,606.3        1,150,000   OTHER     1,2,3         x
FOUNDATION HEALTH S       CS        350404109      845.8           60,688   OTHER    1,2,3,4        x
FRITZ COS                 CS        358846103    1,046.7          101,500   OTHER    1,2,3,4        x
FOREST LABS INC           CS        345838106    1,262.5           12,500   OTHER    1,2,3,4        x
FOOTSTAR INC              CS        344912100      791.4           23,800   OTHER    1,2,3,4        x
GENESCO Inc.              CS        371532102      240.9           15,000   OTHER    1,2,3,4        x
GENZYME CORP              CS        372917104       22.1              372   OTHER    1,2,3,5        x
GENZYME CORP              CS        372917104    1,558.9           26,228   OTHER    1,2,3,4        x
HARRAHS ENTMT INC         CS        413619107    1,195.7           56,600   OTHER    1,2,3,4        x
HEALTHSOUTH CORP          CS        421924101      767.0          104,000   OTHER    1,2,3,4        x
INTEGRA LIFESCIENCE       CS        457985208      165.0           16,600   OTHER    1,2,3,5        x
INTEGRA LIFESCIENCE       CS        457985208      788.0           79,300   OTHER    1,2,3,4        x
ICN PHARMACEUTICALS       CS        448924100      744.5           26,770   OTHER    1,2,3,5        x
ICN PHARMACEUTICALS       CS        448924100    1,313.6           47,230   OTHER    1,2,3,4        x
IMMUNOGEN INC             CS        45253H101      562.3           46,617   OTHER    1,2,3,4        x
IRWIN TOY LTD A           CS        464173400       65.7           24,300   OTHER    1,2,3,4        x
BAKER J INC               CS        057232100        2.9              500   OTHER    1,2,3,5        x
BAKER J INC               CS        057232100    1,531.6          263,500   OTHER    1,2,3,4        x
PENNEY J C INC            CS        708160106    1,519.3           82,400   OTHER    1,2,3,4        x
JONES APPAREL GROUP       CS        480074103    2,270.3           96,613   OTHER    1,2,3,4        x
KANSAS CITY SOUTHER       CS        485170203       87.8            4,500   OTHER    1,2,3,5        x
KANSAS CITY SOUTHER       CS        485170203      789.6           40,490   OTHER    1,2,3,4        x
LIFECELL CORP             CS        531927101      251.8           39,496   OTHER    1,2,3,4        x
LIMITED INC               CS        532716107    1,048.8           48,500   OTHER    1,2,3,4        x
MATTEL INC                CS        577081102    1,173.7           89,000   OTHER    1,2,3,4        x
MANDALAY RESORT GRO       CS        562567107    1,626.0           81,300   OTHER    1,2,3,4        x
MED-DESIGN CORP           CS        583926100      172.5           15,000   OTHER    1,2,3,5        x
MEN'S WEARHOUSE INC       CS        587118100      542.2           24,300   OTHER    1,2,3,4        x
MGM GRAND INC             CS        552953101    2,537.9           79,000   OTHER    1,2,3,4        x
MERCK & CO INC            CS        589331107      168.6            2,200   OTHER    1,2,3,5        x
MERCK & CO INC            CS        589331107    1,815.6           23,694   OTHER    1,2,3,4        x
MICRO THERAPEUTICS        CS        59500W100       30.5            5,956   OTHER    1,2,3,5        x
MICRO THERAPEUTICS        CS        59500W100      204.7           39,944   OTHER    1,2,3,4        x
EMISPHERE TECHNOLOGIES    OP        291345906      426.1           10,000   OTHER    1,2,3,4        x
Marvel Enterprises        CS        57383M108       62.5           10,000   OTHER    1,2,3,4        x
MAXXAM INC                CS        577913106      181.1           10,200   OTHER    1,2,3,4        x
NIKE INC                 CL B       654106103      672.8           16,900   OTHER    1,2,3,4        x
NETSPEAK CORP             CS        64115D109      296.7           30,050   OTHER    1,2,3,4        x
OSTEOTECH INC             CS        688582105      226.8           21,600   OTHER    1,2,3,5        x
OSTEOTECH INC             CS        688582105      906.0           86,282   OTHER    1,2,3,4        x
PE CORP                   CS        69332S102      198.0            3,000   OTHER    1,2,3,5        x
PE CORP                   CS        69332S102    1,452.0           22,000   OTHER    1,2,3,4        x
PIERCING PAGODA IN        CS        720773100      823.3           56,777   OTHER    1,2,3,4        x
PHARMACIA CORP            CS        71713U102    1,097.1           21,225   OTHER    1,2,3,4        x
PHYSIOMETRIX INC          CS        718928104    4,425.0          200,000   OTHER     1,2,3         x
POLYMEDICA CORP           CS        731738100      432.5           10,000   OTHER    1,2,3,5        x
POLYMEDICA CORP           CS        731738100    1,314.3           30,388   OTHER    1,2,3,4        x
PENWEST PHARMACEUTI       CS        709754105      279.6           27,784   OTHER    1,2,3,5        x
PENWEST PHARMACEUTI       CS        709754105      603.9           60,016   OTHER    1,2,3,4        x
PARK PL ENTMT CORP        CS        700690100      901.9           74,000   OTHER    1,2,3,4        x
PHILLIPS-VAN HEUSEN       CS        718592108      237.5           25,000   OTHER    1,2,3,4        x
RAILAMERICA INC.          CS        750753105      114.6           17,983   OTHER    1,2,3,5        x
RAILAMERICA INC.          CS        750753105    4,731.4          742,186   OTHER    1,2,3,4        x
RAILAMERICA INC.          CS        750753105       31.9            5,000   OTHER    1,2,3,5        x
RAILAMERICA INC .         CS        750753105    1,402.5          220,000   OTHER    1,2,3,4        x
RAILAMERICA INC           CS        750753105      795.7          124,822   OTHER    1,2,3,4        x
REGIS CORP MINN           CS        758932107      437.5           35,000   OTHER    1,2,3,4        x
POLO RALPH LAUREN C       CS        731572103      648.4           45,500   OTHER    1,2,3,4        x
ROSS STORES INC           CS        778296103      208.2           12,200   OTHER    1,2,3,4        x
SCHERING PLOUGH COR       CS        806605101    1,385.7           27,440   OTHER    1,2,3,4        x
STEIN MART INC            CS        858375108      174.3           17,000   OTHER    1,2,3,4        x
SUPERGEN INC              CS        868059106    1,110.7           30,640   OTHER    1,2,3,4        x
TEVA PHARMACEUTICAL       CS        881624209    1,596.6           28,800   OTHER    1,2,3,4        x
TARGET CORP               CS        87612E106    1,450.0           25,000   OTHER    1,2,3,4        x
THORATEC LABS CORP        CS        885175307      892.6           55,140   OTHER    1,2,3,4        x
TRANSKARYOTIC THERA       CS        893735100      161.7            4,400   OTHER    1,2,3,5        x
TRANSKARYOTIC THERA       CS        893735100      646.8           17,600   OTHER    1,2,3,4        x
TELTRAN INTL GROUP        CS        87969T201       24.4           12,600   OTHER    1,2,3,5        x
TELTRAN INTL GROUP        CS        87969T201      331.6          171,127   OTHER    1,2,3,4        x
TRANSPORTACION MARI       ADR       893868208      141.5           26,636   OTHER    1,2,3,5        x
TRANSPORTACION MARI       ADR       893868208   10,676.6        2,009,708   OTHER    1,2,3,4        x
TRANSPORTACION MARI       ADR       893868307      135.6           27,118   OTHER    1,2,3,5        x
TRANSPORTACION MARI       ADR       893868307    9,355.6        1,871,123   OTHER    1,2,3,4        x
TOYS R US INC             CS        892335100    1,652.0          112,000   OTHER    1,2,3,4        x
TRIARC COS INC            CS        895927101      166.7            8,133   OTHER    1,2,3,5        x
TRIARC COS INC            CS        895927101   15,639.4          762,899   OTHER    1,2,3,4        x
UNITED PARCEL SERVI       CL B      911312106      295.0            5,000   OTHER    1,2,3,4        x
URBAN OUTFITTERS IN       CS        917047102       92.5           10,500   OTHER    1,2,3,4        x
VALUE CITY DEPT STORES R  CS        920387107      956.7          100,700   OTHER    1,2,3,4        x
VERTEX INTERACTIVE INC    CS        925322109      728.4           71,500   OTHER    1,2,3,4        x
WORLDTEX INC              CS        981907108        5.5           19,660   OTHER    1,2,3,5        x
WORLDTEX INC              CS        981907108      427.5        1,519,877   OTHER    1,2,3,4        x
VENATOR GROUP INC         CS        922944103      405.9           39,600   OTHER    1,2,3,4        x
ZALE CORP                 CS        988858106      547.5           15,000   OTHER    1,2,3,4        x

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